Share Based Compensation - Summary of Performance Criteria (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share based payment arrangement [line Items]
Weight	100.00%	100.00%	100.00%	100.00%
Achieved Vesting Level			91.23%	92.72%
Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Vesting Opportunity	0.00%	0.00%	0.00%	0.00%
Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Vesting Opportunity	200.00%	200.00%	200.00%	200.00%
2025 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Range (SEK billion):3-year average
Weight	45.00%
2025 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2025
Vesting Opportunity	0.00%
2025 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2028
Vesting Opportunity	200.00%
2024 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		Range (SEK billion): 16.7–30.7
Weight		45.00%
Achievement, value		kr 26.0
Achieved Vesting Level		132.82%
2024 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2024
Vesting Opportunity		0.00%
2024 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2024
Vesting Opportunity		200.00%
2023 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria			Range (SEK billion): 26.4–40.4
Weight			45.00%
Achievement, value			kr 21.4
Achieved Vesting Level			0.00%
2023 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Jan 1, 2023
Vesting Opportunity			0.00%
2023 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Dec 31, 2023
Vesting Opportunity			200.00%
2022 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria				Range (SEK billion): 24.1–34.1
Weight				45.00%
Achievement, value				kr 32.2
Achieved Vesting Level				162.76%
2022 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period				Jan 1, 2022
Vesting Opportunity				0.00%
2022 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period				Dec 31, 2022
Vesting Opportunity				200.00%
Absolute TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Range: 6%–14%	Range: 6%–14%	Range: 6%–14%	Range: 6%–14%
Weight	25.00%	25.00%	25.00%	25.00%
Achieved Vesting Level			200.00%	0.00%
Achievement, percentage			16.23%	0.54%
Absolute TSR [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2025	Jan 1, 2024	Jan 1, 2023	Jan 1, 2022
Vesting Opportunity	0.00%	0.00%	0.00%	0.00%
Absolute TSR [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2028	Dec 31, 2026	Dec 31, 2025	Dec 31, 2024
Vesting Opportunity	200.00%	200.00%	200.00%	200.00%
Relative TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	STOXX EUROPE 600; equal to index–22.5%	Ranking of Ericsson: 6–2	Ranking of Ericsson: 6–2	Ranking of Ericsson: 6–2
Weight	20.00%	20.00%	20.00%	20.00%
Achieved Vesting Level			108.44%	0.00%
Achievement, description			4 out of 12	10 out of 12
Relative TSR [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2024	Jan 1, 2023	Jan 1, 2022
Vesting Opportunity	85.00%	0.00%	0.00%	0.00%
Relative TSR [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2026	Dec 31, 2025	Dec 31, 2024
Vesting Opportunity	200.00%	200.00%	200.00%	200.00%
CO2e emissions (ktonnes): 3-year average | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	CO2e emissions (ktonnes): 3-year average
Weight	5.00%
CO2e emissions (ktonnes): 3-year average | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2025
Vesting Opportunity	0.00%
CO2e emissions (ktonnes): 3-year average | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2028
Vesting Opportunity	200.00%
Increasing the representation of women leaders in the Group: Range 26–28 | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Increasing the representation of women leaders in the Group: Range 26%–28%
Weight	5.00%
Increasing the representation of women leaders in the Group: Range 26–28 | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2025
Vesting Opportunity	0.00%
Increasing the representation of women leaders in the Group: Range 26–28 | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2028
Vesting Opportunity	200.00%
CO2e emissions (ktonnes) 138114 [Member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		CO2e emissions (ktonnes): 138–114
Weight		1.66%
Achieved Vesting Level		200.00%
CO2e emissions (ktonnes) 138114 [Member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2024
Vesting Opportunity		0.00%
CO2e emissions (ktonnes) 138114 [Member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2024
Vesting Opportunity		200.00%
CO2e emissions (ktonnes) 133110 [Member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		CO2e emissions (ktonnes): 133–110
Weight		1.66%
Achieved Vesting Level		200.00%
CO2e emissions (ktonnes) 133110 [Member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2025
Vesting Opportunity		0.00%
CO2e emissions (ktonnes) 133110 [Member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2025
Vesting Opportunity		200.00%
CO2e emissions (ktonnes) 126102 [Member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		CO2e emissions (ktonnes): 126–102
Weight		1.68%
CO2e emissions (ktonnes) 126102 [Member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2026
Vesting Opportunity		0.00%
CO2e emissions (ktonnes) 126102 [Member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2026
Vesting Opportunity		200.00%
Increasing the representation of women leaders in the Group Range 2527 [Member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		Increasing the representation of women leaders in the Group: Range 25%–27%
Weight		5.00%
Increasing the representation of women leaders in the Group Range 2527 [Member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2024
Vesting Opportunity		0.00%
Increasing the representation of women leaders in the Group Range 2527 [Member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2026
Vesting Opportunity		200.00%
CO2e emissions (ktonnes) 142121 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria			CO2e emissions (ktonnes): 142–121
Weight			1.66%
Achieved Vesting Level			193.72%
CO2e emissions (ktonnes) 142121 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Jan 1, 2023
Vesting Opportunity			0.00%
CO2e emissions (ktonnes) 142121 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Dec 31, 2023
Vesting Opportunity			200.00%
CO2e emissions (ktonnes) 132113 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria			CO2e emissions (ktonnes): 132–113
Weight			1.66%
Achieved Vesting Level			200.00%
CO2e emissions (ktonnes) 132113 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Jan 1, 2024
Vesting Opportunity			0.00%
CO2e emissions (ktonnes) 132113 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Dec 31, 2024
Vesting Opportunity			200.00%
CO2e emissions (ktonnes) 122104 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria			CO2e emissions (ktonnes): 122–104
Weight			1.68%
Achieved Vesting Level			200.00%
CO2e emissions (ktonnes) 122104 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Jan 1, 2025
Vesting Opportunity			0.00%
CO2e emissions (ktonnes) 122104 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Dec 31, 2025
Vesting Opportunity			200.00%
Increasing the representation of women leaders in the Ericsson Group Range 23-25 [Member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria			Increasing the representation of women leaders in the Group: Range 23%–25%
Weight			5.00%
Achieved Vesting Level			193.00%
Achievement, percentage			24.93%
Increasing the representation of women leaders in the Ericsson Group Range 23-25 [Member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Jan 1, 2023
Vesting Opportunity			0.00%
Increasing the representation of women leaders in the Ericsson Group Range 23-25 [Member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Dec 31, 2025
Vesting Opportunity			200.00%
CO2e emissions (ktonnes) 265200 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria				CO2e emissions (ktonnes): 265–200
Weight				5.00%
Achieved Vesting Level				189.52%
CO2e emissions (ktonnes) 265200 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period				Jan 1, 2022
Vesting Opportunity				0.00%
CO2e emissions (ktonnes) 265200 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period				Dec 31, 2024
Vesting Opportunity				200.00%
Increasing the representation of women leaders in the Ericsson Group Range 22-24 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria				Increasing the representation of women leaders in the Group: Range 22%–24%
Weight				5.00%
Achieved Vesting Level				200.00%
Achievement, percentage				24.15%
Increasing the representation of women leaders in the Ericsson Group Range 22-24 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period				Jan 1, 2022
Vesting Opportunity				0.00%
Increasing the representation of women leaders in the Ericsson Group Range 22-24 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period				Dec 31, 2024
Vesting Opportunity				200.00%